S-K 1604(a)(3) De-SPAC Forepart, Compensation	Apr. 13, 2026 shares
Affiliate of CGC III Sponsor LLC [Member] | Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	2,677,184